Other accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Other accounts receivable, net
Schedule of other accounts receivables

	2019		2018		2017
Current:
Credit cards	Ps.	389,634	Ps.	96,646	Ps.	191,322
Other accounts receivable		189,904		101,487		117,582
Other points of sales		102,002		71,054		54,719
Travel agencies and insurance commissions		76,975		39,806		27,925
Affinity credit card		49,040		55,172		40,517
Cargo clients		46,600		41,408		34,655
Airport services		42,894		9,991		5,898
Employees		29,681		27,274		8,878
Benefits from suppliers		26,989		68,946		—
Marketing services receivable		7,024		7,999		13,435
Settlement receivable		2,422		—		—
Insurance claims		143		—		1,345
		963,308		519,783		496,276
Allowance for credit losses		(40,308)		(11,304)		(17,809)
	Ps.	923,000	Ps.	508,479	Ps.	478,467

Schedule of aging of accounts receivable

	2019		2019		Total		2018		2018		Total		2017		2017		Total
Days	Impaired		Not impaired		2019		Impaired		Not impaired		2018		Impaired		Not impaired		2017
0–30	Ps.	5,804	Ps.	722,651	Ps.	728,455	Ps.	8,725	Ps.	388,644	Ps.	397,369	Ps.	16,962	Ps.	415,847	Ps.	432,809
31–60		—		64,983		64,983		—		69,648		69,648		—		38,705		38,705
61–90		—		19,274		19,274		—		27,138		27,138		—		17,918		17,918
91–120		34,504		116,092		150,596		2,579		23,049		25,628		847		5,997		6,844
	Ps.	40,308	Ps.	923,000	Ps.	963,308	Ps.	11,304	Ps.	508,479	Ps.	519,783	Ps.	17,809	Ps.	478,467	Ps.	496,276

Schedule of movement in the allowance for doubtful accounts

Balance as of January 1, 2017	Ps.	(19,317)
Write-offs		6,228
Increase in allowance		(4,720)
Balance as of December 31, 2017		(17,809)
Write-offs		17,126
Increase in allowance		(10,621)
Balance as of December 31, 2018		(11,304)
Write-offs		11,389
Increase in allowance		(40,393)
Balance as of December 31, 2019	Ps.	(40,308)